LEASES - Lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
LEASES
Current portion of lease liabilities	$ 28.4	$ 16.0
Long-term lease liabilities	46.3	38.9
Total lease liabilities	$ 74.7	$ 54.9